Leases - Liability maturity (Details) - GBP (£) £ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 21,633	£ 22,109
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	4,167	3,399
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	14,609	14,707
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 2,857	£ 4,003